Share Based Payment (Details)																1 Months Ended	12 Months Ended
	Dec. 02, 2024 shares	Jun. 27, 2024 shares	Apr. 30, 2024 shares	Aug. 15, 2023 $ / shares shares	Jun. 22, 2023 USD ($)	May 30, 2023 $ / shares shares	Mar. 20, 2023 USD ($) $ / shares shares	Aug. 31, 2022 $ / shares shares	Jul. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jan. 25, 2022 $ / shares shares	Jan. 11, 2022 USD ($)	Jan. 10, 2022 shares	Oct. 31, 2021 shares	Dec. 16, 2018	May 31, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Share Based Payment [Line Items]
Total number of shares															4.00%		4.00%
Expiration date grant term																	10 years
Shares reserved																	224,697
Share option granted							13,628	120,000	20,000	5,000			27,000
Cash payment for options granted (in Dollars) | $												$ 96,000							$ 96,000
Additional expense (in Dollars) | $					$ 91,000												$ 23,000
Exercise price per share (in Dollars per share) | $ / shares								$ 1.99	$ 2.18								$ 1.43
Option vested quarterly term																	3 years
Options expire grant date		10 years															10 years
Total fair value (in Dollars) | $							$ 22,500												$ 119,000
Shares of restricted stock																			44,000
Number of installments																			4
Installments lock-up period																			2 years
Exercise price (in Dollars per share) | $ / shares							$ 1.82
Number of shares vested																4,000
Number of unvested options		18,000
Weighted average period of unrecognized expenses																	1 year 3 months
Minimum [Member]
Share Based Payment [Line Items]
Expiration date grant term																	3 years
Maximum [Member]
Share Based Payment [Line Items]
Expiration date grant term																	10 years
2018 Employee Share Option Plan [Member]
Share Based Payment [Line Items]
Shares reserved														900,000			1,151,130
Ordinary shares available for future grant																	688,705
Share option granted										36,000	192,000
Exercise price per share (in Dollars per share) | $ / shares											$ 2.18
2018 Employee Share Option Plan [Member] | Minimum [Member]
Share Based Payment [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 2.18
Option vested quarterly term										1 year
2018 Employee Share Option Plan [Member] | Maximum [Member]
Share Based Payment [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 3.97
Option vested quarterly term										3 years
2022 Bonus Plan [Member]
Share Based Payment [Line Items]
Raise of additional bonus percentage							30.00%
Options [Member]
Share Based Payment [Line Items]
Share option granted				9,000												9,000
Option vested quarterly term								1 year	3 years
Options expire grant date							10 years	10 years	10 years	10 years	10 years
Vesting period				3 years			9 months									3 years
Exercise price (in Dollars per share) | $ / shares				$ 0.96												$ 1.27
Weighted average grant date fair value (in Dollars per share) | $ / shares																	$ 0.88	$ 0.8	$ 1.4
Income tax benefit for compensation expense (in Dollars) | $																	$ 0
Unrecognized compensation expense related to unvested options (in Dollars) | $																	$ 43,000
RSUs [Member]
Share Based Payment [Line Items]
Share option granted																	208,000
RSUs granted																24,000
Vesting period		1 year					3 years
RSU's exercise price (in Dollars per share) | $ / shares						$ 1.53
Number of shares vested																20,000
Grant shares to non-management directors		160,000
Weighted average grant date fair value of RSUs (in Dollars per share) | $ / shares																	$ 1.08	$ 1.75
Income tax benefit for compensation expense (in Dollars) | $																	$ 0
Unrecognized compensation expense related to unvested RSUs (in Dollars) | $																	$ 43,000
RSUs [Member] | October 1, 2024 [Member]
Share Based Payment [Line Items]
Number of shares vested																4,000
RSUs [Member] | Minimum [Member]
Share Based Payment [Line Items]
Bonus allocated in the form of RSUs							60,000
RSUs [Member] | Maximum [Member]
Share Based Payment [Line Items]
Bonus allocated in the form of RSUs							100,000
RSUs [Member] | 2022 Bonus Plan [Member]
Share Based Payment [Line Items]
RSUs granted							320,479
RSUs grants amount (in Dollars) | $							$ 161,000
Vesting period							2 years
Directors [Member]
Share Based Payment [Line Items]
Share option granted																	72,000
Directors [Member] | Options [Member]
Share Based Payment [Line Items]
Share option granted																	216,000
Directors [Member] | RSUs [Member]
Share Based Payment [Line Items]
RSUs granted						160,000
Number of shares vested																12,000
Directors [Member] | RSUs [Member] | November 1, 2024 [Member]
Share Based Payment [Line Items]
Number of shares vested																2,000
Ordinary Shares [Member]
Share Based Payment [Line Items]
Shares reserved	2,343,729																		85,449
Issuance of ordinary shares as issuance costs			70,964
Employee [Member] | Options [Member]
Share Based Payment [Line Items]
Share option granted				60,000
Vesting period				3 years
Exercise price (in Dollars per share) | $ / shares				$ 0.96
Employee [Member] | RSUs [Member]
Share Based Payment [Line Items]
Vesting period							1 year